Putnam High Yield Advantage Fund	Apr. 17, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	March 30, 2017

Putnam High Yield Advantage Fund Prospectuses dated March 30, 2017 Class T shares of the fund are not currently available for purchase. PUTNAM INVESTMENTS